Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [table]
Fair value	$ 74,730	$ 69,865
Securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	74,332	70,231
Gross unrealized gains	443	307
Gross unrealized (losses)	(705)	(1,094)
Fair value	74,070	69,444
Securities [member] | Debt securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	70,810	66,474
Gross unrealized gains	226	211
Gross unrealized (losses)	(443)	(754)
Fair value	70,593	65,931
Securities [member] | Government and government-related securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	57,330	53,382
Gross unrealized gains	164	168
Gross unrealized (losses)	(359)	(623)
Fair value	57,135	52,927
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure of financial assets [table]
Cost/amortized cost	20,791	18,335
Gross unrealized gains	34	45
Gross unrealized (losses)	(102)	(170)
Fair value	20,723	18,210
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of financial assets [table]
Cost/amortized cost	20,837	19,953
Gross unrealized gains	103	105
Gross unrealized (losses)	(50)	(118)
Fair value	20,890	19,940
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of financial assets [table]
Cost/amortized cost	11,905	11,260
Gross unrealized gains	19	17
Gross unrealized (losses)	(174)	(275)
Fair value	11,750	11,002
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of financial assets [table]
Cost/amortized cost	1,528	1,521
Gross unrealized gains	3	1
Gross unrealized (losses)	(19)	(24)
Fair value	1,512	1,498
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	2,269	2,313
Gross unrealized gains	5	0
Gross unrealized (losses)	(14)	(36)
Fair value	2,260	2,277
Securities [member] | Other debt securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	13,480	13,092
Gross unrealized gains	62	43
Gross unrealized (losses)	(84)	(131)
Fair value	13,458	13,004
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure of financial assets [table]
Cost/amortized cost	3,943	4,146
Gross unrealized gains	1	0
Gross unrealized (losses)	(21)	(32)
Fair value	3,923	4,114
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of financial assets [table]
Cost/amortized cost	9,537	8,946
Gross unrealized gains	61	43
Gross unrealized (losses)	(63)	(99)
Fair value	9,535	8,890
Securities [member] | Equity securities [member]
Disclosure of financial assets [table]
Cost/amortized cost	3,522	3,757
Gross unrealized gains	217	96
Gross unrealized (losses)	(262)	(340)
Fair value	3,477	3,513
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure of financial assets [table]
Cost/amortized cost	2,955	3,191
Gross unrealized gains	204	95
Gross unrealized (losses)	(82)	(116)
Fair value	3,077	3,170
Securities [member] | Equity securities [member] | Preference shares [member]
Disclosure of financial assets [table]
Cost/amortized cost	567	566
Gross unrealized gains	13	1
Gross unrealized (losses)	(180)	(224)
Fair value	$ 400	$ 343